SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Dec. 31, 2018
Office Equipment and Fixtures | Minimum
Property, Plant and Equipment [Line Items]
Estimated Usefule Life	3 years
Office Equipment and Fixtures | Maximum
Property, Plant and Equipment [Line Items]
Estimated Usefule Life	5 years
Computers | Minimum
Property, Plant and Equipment [Line Items]
Estimated Usefule Life	3 years
Computers | Maximum
Property, Plant and Equipment [Line Items]
Estimated Usefule Life	5 years
Software
Property, Plant and Equipment [Line Items]
Estimated Usefule Life	10 years
Vehicles
Property, Plant and Equipment [Line Items]
Estimated Usefule Life	5 years